Taxes, fees and contributions to be recovered (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	R$ 1,818,306	R$ 1,727,069
Current portion	(943,767)	(831,661)
Non-current portion	874,539	895,408
ICMS [member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	1,372,681	1,323,604
PIS/COFINS [member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	164,508	194,452
IRRF (Withholding Income Tax) On Interest Earning Bank Deposits [member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	81,445	120,417
Other Direct Taxes [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	R$ 199,672	R$ 88,596